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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       November 7, 2011
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $2,032,820,972.52


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 September 2011

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                     Item 2 -                                                                                  Item 8:
Item 1 -             Title    Item 3 -               Item 4: FMV        Item 5:        Item 6: Inv   Item 7:   Voting
Stock Name           or Class CUSIP      Portfolio   (in US$)           Shares         Discretion    Manager   Authority
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR     ADR     02364W105
                                                      573,238,288.32    25,961,879.00     sole         1        sole      19,929,937
                                                                                                                none       6,031,942

BANCO MACRO
 BANSUD ADR           ADR     05961W105
                                                       43,593,786.00     2,178,600.00     sole         1        sole       1,997,200
                                                                                                                none         181,400

BANCO SANTANDER
 BRASIL - ADS         ADS     05967A107
                                                      341,092,755.72    46,597,371.00     sole         1        sole      36,014,369
                                                                                                                none      10,583,002

BANCOLOMBIA
ADR                   ADR     05968L102
                                                      156,545,574.10        2,810,513     sole         1        sole       1,927,995
                                                                                                                none         882,518

CNINSURE
 ADR                  ADR     18976M103
                                                       24,212,237.00     3,458,891.00     sole         1        sole       3,238,294
                                                                                                                none         220,597

EMBOTELLADORA
ANDINA ADR REP A      ADR     29081P204
                                                        5,615,237.00          273,914     sole         1        sole         149,295
                                                                                                                none         124,619

EMBOTELLADORA
 ANDINA ADS REP B     ADS     29081P303
                                                       69,436,038.00        2,834,124     sole         1        sole       2,158,532
                                                                                                                none         675,592

FEMSA ADS             ADS     344419106
                                                      278,790,431.08        4,300,994     sole         1        sole       3,524,250
                                                                                                                none         776,744

INFOSYS TECHNOLOGY
 LTD ADR              ADR     456788108
                                                      220,143,261.26        4,310,618     sole         1        sole       3,137,514
                                                                                                                none       1,173,104

ITUB US ITAU
 UNIBANCO
 HOLDING SA - ADR     ADR     465562106
                                                      226,871,251.36       14,617,993     sole         1        sole   1   1,254,801
                                                                                                                none       3,363,192

PLATINUM GROUP
METALS LTD            ORD     72765Q205
                                                       10,285,656.65        9,485,560     sole         1        sole       9,485,560
                                                                                                                none               0

TX US TERNIUM
SA ADR                ADR     880890108
                                                       67,655,090.12     3,247,964.00     sole         1        sole       2,702,649
                                                                                                                none         545,315

RTLX US
 RETALIX LTD          ORD     M8215W109
                                                       15,341,365.91       842,618.00     sole         1        sole         842,618
                                                                                                                none               0
                                                    ----------------
                                                    2,032,820,972.52
                                                    ================
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